Related Party Transactions (Details Narrative)	1 Months Ended
Oct. 31, 2018 USD ($) shares
Issuance of common stock, value	$ 200,000
Stock Purchase Agreement [Member]
Issuance of common stock | shares	1,428,571
Issuance of common stock, value	$ 200,000
Stock Purchase Agreement [Member] | Chief Executive Officer [Member]
Issuance of common stock | shares	1,428,571
Issuance of common stock, value	$ 200,000